Debt - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Letters of credit contingently liable for	$ 20,981	$ 3,006	$ 5,900
Surety bonds	$ 2,017,584	$ 1,681,983	$ 535,500
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate of debt		6.25%
Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Quarterly Amortization, Percentage Of Aggregate Principal Amount	2.50%
Debt Instrument, Additional Annual Payment Amount, Percentage Of Excess Cash Flows	75.00%
Debt Instrument, Covenant Terms, Additional Annual Payment Amount, Excess Cash Flow Threshold	$ 2,500
Percent of Initial Debt paid quarterly	2.50%
Line of credit
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	10.42%	8.82%
Revolving Credit Facility [Member] | Third A&R Credit Agreement [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate of debt	4.25%
Revolving Credit Facility [Member] | Third A&R Credit Agreement [Member] | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate of debt	3.25%
Consenting Lender [Member] | Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
First Net Lien Ratio for Lower Int Rate	2.67
Consenting Lender [Member] | Third A&R Credit Agreement [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate of debt	8.25%
Consenting Lender [Member] | Third A&R Credit Agreement [Member] | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate of debt	7.25%
Consenting Lender Rate After 2.67 Lien Net Leverage [Member] | Third A&R Credit Agreement [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate of debt	6.75%
Consenting Lender Rate After 2.67 Lien Net Leverage [Member] | Third A&R Credit Agreement [Member] | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate of debt	5.75%
Non-consenting Lender [Member] | Third A&R Credit Agreement [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate of debt	6.25%
Non-consenting Lender [Member] | Third A&R Credit Agreement [Member] | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate of debt	5.25%
Debt Covenant Period, Period Four [Member] [Member] | Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Terms, Maximum First Lien Net Leverage Ratio	2.25
Debt Covenant Period, Period Three [Member] [Member] | Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Terms, Maximum First Lien Net Leverage Ratio	2.75
Debt Covenant Period, Period Two [Member] | Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Terms, Maximum First Lien Net Leverage Ratio	3.50
Debt Covenant Period, Period One [Member] | Third A&R Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Terms, Maximum First Lien Net Leverage Ratio	4.75